Trade and other payables: amounts falling due after more than one year	12 Months Ended
Dec. 31, 2021
Trade and other non-current payables [abstract]
Trade and other payables: amounts falling due after more than one year
20. Trade and other payables: amounts falling due after more than one year
The following are included in trade and other payables falling due after more than one year:

	2021	2020
	£m	£m
Payments due to vendors (earnout agreements)	111.1	56.5
Liabilities in respect of put option agreements with vendors	333.1	101.4
Fair value of derivatives	47.2	11.2
Other creditors and accruals	128.5	144.4
	619.9	313.5
The Group considers that the carrying amount of trade and other payables approximates their fair value.
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2021	2020
	£m	£m
Within one year	85.6	57.8
Between one and two years	24.0	17.2
Between two and three years	35.7	6.0
Between three and four years	51.4	30.5
Between four and five years	—	2.8
Over five years	—	—
	196.7	114.3
The following table is an analysis of future anticipated cash flows in relation to liabilities in respect of put option agreements with vendors at 31 December:

	2021	2020
	£m	£m
Within one year	58.4	9.3
Between one and two years	15.1	51.0
Between two and three years	14.4	10.0
Between three and four years	99.0	26.2
Between four and five years	76.6	9.0
Over five years	128.0	5.2
	391.5	110.7